Business Combinations - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Payments to acquire businesses, gross		$ 0	$ 424,722	$ 263,520
SafetyPay [Member]
Business Acquisition [Line Items]
Business combination, revenues			31,408
Business combination, earnings			21,325
Business combination, acquisition related cost		$ 0	13,863
Restructuring and other cost			9,319
International Card Services ("ICS"), Orbis Ventures S.A.C. ("PagoEfectivo"), and ViaFintech [Member]
Business Acquisition [Line Items]
Business combination, revenues				24,848
Business combination, earnings				5,180
Business combination, acquisition related cost				2,647
Payments to acquire businesses, gross			449,790	285,166
Consideration paid			449,790	$ 309,291
Openbucks
Business Acquisition [Line Items]
Payments to acquire businesses, gross	$ 13,262
Consideration paid	$ 9,760
Amount on additional payout			$ 4,288